Cover Page Document	May 12, 2020
Cover [Abstract]
Entity Central Index Key	0000062996
Title of 12(b) Security	Common Stock, $1.00 par value
Local Phone Number	274-7400
Entity Address, Address Line One	17450 College Parkway,
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	May 12, 2020
Entity Registrant Name	Masco Corporation
City Area Code	313
Entity File Number	1-5794
Entity Tax Identification Number	38-1794485
Entity Address, City or Town	Livonia,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48152
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	MAS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false